Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goehring & Rozencwajg Investment Funds
Entity Central Index Key	0001680255
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000173812
Shareholder Report [Line Items]
Fund Name	Goehring & Rozencwajg Resources Fund
Class Name	INSTITUTIONAL
Trading Symbol	GRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Institutional for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gr-funds.com/. You can also request this information by contacting us at 1-844-464-6467.
Additional Information Phone Number	1-844-464-6467
Additional Information Website	https://www.gr-funds.com/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Institutional	$92.75	0.92%

Expenses Paid, Amount	$ 92.75
Expense Ratio, Percent	0.92%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Institutional (Incep. December 29, 2016)	-2.47%	26.28%	6.07%
MSCI All Country World Index	13.65%	13.37%	11.05%
MSCI World Index	13.72%	14.18%	11.70%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-866-759-5679 for current month-end performance.

Performance Inception Date	Dec. 29, 2016
AssetsNet	$ 469,755,900
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 2,598,067
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$469,755,900 # of Portfolio Holdings82 Portfolio Turnover Rate (Institutional)24% Advisory Fees Paid$2,598,067
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Industrials	3.8%
Energy	32.9%
Materials	62.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.
C000173813
Shareholder Report [Line Items]
Fund Name	Goehring & Rozencwajg Resources Fund
Class Name	RETAIL
Trading Symbol	GRHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Retail for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gr-funds.com/. You can also request this information by contacting us at 1-844-464-6467.
Additional Information Phone Number	1-844-464-6467
Additional Information Website	https://www.gr-funds.com/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Retail	$125.91	1.25%

Expenses Paid, Amount	$ 125.91
Expense Ratio, Percent	1.25%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Retail	1 Year	5 Year	Since Inception
Retail (Incep. December 29, 2016)	-2.76%	25.89%	5.72%
MSCI All Country World Index	13.65%	13.37%	11.05%
MSCI World Index	13.72%	14.18%	11.70%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-866-759-5679 for current month-end performance.

Performance Inception Date	Dec. 29, 2016
AssetsNet	$ 469,755,900
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 2,598,067
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$469,755,900 # of Portfolio Holdings82 Portfolio Turnover Rate (Retail)24% Advisory Fees Paid$2,598,067
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Industrials	3.8%
Energy	32.9%
Materials	62.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.